Commitments and Contingencies	12 Months Ended
Sep. 30, 2023
Disclosure of contingent liabilities [abstract]
Commitments and Contingencies
31.
COMMITMENTS AND CONTINGENCIES

The Company is defending an action brought by a distributor in France as a result of the termination of a business relationship. The plaintiff's claim amounts to €94.7 million. The Company has recognized a provision for management’s best estimate of probable outflow (Note 22 – Other provisions). The Company intends to vigorously defend itself.